Financial Instruments (Details 2) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 3,544	$ 6,849
Canada [Member]
IfrsStatementLineItems [Line Items]
Financial assets	(30)	(33)
Financial liabilities	87	122
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Financial assets	(705)	(442)
Financial liabilities	$ 1,306	$ 408